Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands, except share and per share data)
Profit (Loss)	$(36,739)	$(54,516)	$(20,263)
Weighted average number of shares outstanding for basic EPS	95,008,518	112,432,988	146,691,784
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	95,008,518	112,432,988	146,691,784
Basic earnings (loss) per share	$(0.39)	$(0.48)	$(0.14)
Diluted earnings (loss) per share	$(0.39)	$(0.48)	$(0.14)
ADS outstanding for basic and diluted earnings (loss) per ADS	23,752,130	28,108,247	36,672,946
Basic earnings (loss) per ADS	$(1.55)	$(1.94)	$(0.55)
Diluted earnings (loss) per ADS	$(1.55)	$(1.94)	$(0.55)
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2